Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Schedule Of National Beef's Fair Values Of Assets Acquired , Liabilities Assumed And Non Controlling Interests At Acquisition Date

As of December 30, 2011
Assets:
Current assets:
Cash and cash equivalents	$18,481
Trade, notes and other receivables	195,643
Inventory	280,499
Prepaids and other current assets	22,969
Total current assets	517,592
Intangible assets and goodwill	818,484
Other assets	4,613
Property and equipment	446,166
Total assets	1,786,855

Liabilities:
Current liabilities:
Trade payables and expense accruals	234,451
Other current liabilities	13,746
Debt due within one year	29,262
Total current liabilities	277,459
Other non-current liabilities	1,404
Long-term debt	328,267
Total liabilities	607,130

Redeemable noncontrolling interests
in subsidiary	304,356

Net assets acquired	$875,369

Amounts Allocated To Intangible Assets, The Amortization Period And Goodwill

		Amortization
	Amount	Years

Customer relationships	$405,180	18
Tradenames	260,059	20
Cattle supply contracts	143,500	15
Other	830	10
Subtotal, intangible assets	809,569
Goodwill	8,915
Total	$818,484

Pro Forma Operating Results

	2011	2010

Revenues and other income	$8,473,158	$7,249,343
Net income attributable to Leucadia National
Corporation common shareholders	$112,734	$2,050,684